Risk management - Spain home purchase loans (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Credit risk
Financial assets	€ 176,554	€ 184,596	€ 191,124
Spain | Gross carrying amount
Credit risk
Financial assets	€ 215,330	€ 204,810	€ 215,764
Spain | Mortgages
Credit risk
Debt-to-income ratio (as a percent)	27.00%	26.00%	28.00%
Spain | Mortgages | Less Than 80% | Maximum
Credit risk
Loan-to-value (LTV) ratio	80.00%
Spain | Mortgages | Santander Bank N.A. | Retail and commercial banking | United States
Credit risk
Percentage of portfolio with LTV less than 80%	86.00%
Spain | Mortgages | With property collateral
Credit risk
Percentage secured by mortgage	99.35%	99.51%	9914000000.00%
Spain | Mortgages | Gross carrying amount
Credit risk
Financial assets	€ 59,605	€ 62,236	€ 63,290
Spain | Mortgages | Gross carrying amount | Nonperforming
Credit risk
Financial assets	1,850	2,649	2,493
Spain | Mortgages | Gross carrying amount | Without collateral
Credit risk
Financial assets	387	306	545
Spain | Mortgages | Gross carrying amount | Without collateral | Nonperforming
Credit risk
Financial assets	75	14	54
Spain | Mortgages | Gross carrying amount | With property collateral
Credit risk
Financial assets	59,218	61,930	62,745
Spain | Mortgages | Gross carrying amount | With property collateral | Less than or equal to 40%
Credit risk
Financial assets	15,570
Spain | Mortgages | Gross carrying amount | With property collateral | More than 40% and less than or equal to 60%
Credit risk
Financial assets	18,028
Spain | Mortgages | Gross carrying amount | With property collateral | More than 60% and less than or equal to 80%
Credit risk
Financial assets	17,585
Spain | Mortgages | Gross carrying amount | With property collateral | More than 80% and less than or equal to 100%
Credit risk
Financial assets	5,205
Spain | Mortgages | Gross carrying amount | With property collateral | More than 100%
Credit risk
Financial assets	2,830
Spain | Mortgages | Gross carrying amount | With property collateral | Nonperforming
Credit risk
Financial assets	1,775	€ 2,635	€ 2,439
Spain | Mortgages | Gross carrying amount | With property collateral | Nonperforming | Less than or equal to 40%
Credit risk
Financial assets	170
Spain | Mortgages | Gross carrying amount | With property collateral | Nonperforming | More than 40% and less than or equal to 60%
Credit risk
Financial assets	222
Spain | Mortgages | Gross carrying amount | With property collateral | Nonperforming | More than 60% and less than or equal to 80%
Credit risk
Financial assets	318
Spain | Mortgages | Gross carrying amount | With property collateral | Nonperforming | More than 80% and less than or equal to 100%
Credit risk
Financial assets	305
Spain | Mortgages | Gross carrying amount | With property collateral | Nonperforming | More than 100%
Credit risk
Financial assets	€ 760